Borrowings (Details)					12 Months Ended
	Jan. 05, 2021 USD ($)	Jan. 05, 2021 GBP (£)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 GBP (£)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2020 GBP (£)	Jun. 21, 2019 USD ($)	Jun. 21, 2019 GBP (£)	Mar. 22, 2018 USD ($)	Mar. 22, 2018 GBP (£)
Disclosure of detailed information about borrowings [line items]
Current liabilities						$ 5,460,000
Proceeds from loan					$ 5,042,000	1,034,000
Interest on convertible loan notes					$ 961,268	0	$ 0
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Fair Value						6,871,000
Bridging finance
Disclosure of detailed information about borrowings [line items]
Current liabilities						1,034,000
Amount of loans issued						1,033,632		£ 800,000
Interest rate (in percent)					0.00%
Bridging finance | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Fair Value						1,034,000
Convertible loan notes A (treated as equity)
Disclosure of detailed information about borrowings [line items]
Amount of loans issued											$ 1,411,034	£ 1,000,000
Convertible loan notes A (treated as equity) | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Fair Value						1,411,000
Convertible loan notes B
Disclosure of detailed information about borrowings [line items]
Current liabilities						4,426,000
Amount of loans issued						646,020		£ 500,000	$ 3,876,120	£ 3,000,000
Convertible loan notes B | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Fair Value						$ 4,426,000
Unsecured convertible loan
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 2,694,800	£ 2,000,000	$ 11,452,900	£ 8,500,000